Cash flow information (Tables)	6 Months Ended
Jun. 30, 2023
Cash Flow Information [Abstract]
Schedule of adjustments to reconcile net loss to net cash generated from operations
The following table shows the adjustments to reconcile net loss to net cash generated from operations:

in € thousand	Six months ended June 30,
	2023	2022
LOSS FOR THE YEAR	(35,046)	(171,493)
Adjustments for:
Depreciation and amortization	8,557	11,153
Write-off / impairment fixed assets/intangibles	(1,888)	3,286
Share-based compensation expense	2,192	(8,921)
Income tax expense/(income)	(3,778)	2,271
(Profit)/loss from disposal of property, plant, equipment and intangible assets	41	46
Share of (profit)/loss from associates	—	(9)
Provision for employer contribution costs on share-based compensation plans ¹	(440)	(19,290)
Other non-cash (income)/expense	(294)	8,972
Interest income	(504)	(35)
Interest expense	8,879	8,199
Changes in non-current operating assets and liabilities (excluding the effects of acquisition and consolidation):
Other non-current assets	365	1,335
Long term refund liabilities ²	(16)	(94,780)
Other non-current liabilities and provisions	(70)	601
Changes in working capital (excluding the effects of acquisition and exchange rate differences on consolidation):
Inventory	1,724	26,041
Trade and other receivables	2,872	44,960
Contract liabilities	2,346	(4,304)
Refund liabilities	(57,448)	44,654
Trade and other payables and provisions	7,720	47,904
CASH USED IN OPERATIONS	(64,789)	(99,410)
1 In the six months ended June 30, 2022, the position “employee benefit other than share-based compensation” includes an income of €19.5 million, which resulted from release of the employer contribution provision, which was accounted for as of December 31, 2021 for the payable at the exercise of the IFRS 2 programs.
2 As at June 30, 2022, the terms of the royalty obligation towards the UK Authority were redefined under the 2022 settlement agreement. Management assessed the likelihood for this future obligation as remote. This resulted in a value of € nil, which led to a reduction of refund liabilities and recognition of other revenues recognized of €89.4 million.